Property, plant and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning Balance		¥ 53,720,000
Depreciation	¥ 2,952,000	2,973,000
Ending Balance		53,720,000
Carrying Amount Of Assets	39,228,000	42,180,000
Balance At The Beginning		8,567,000
Balance At The End	14,492,000	11,540,000
Property [Member]
Statement [Line Items]
Beginning Balance		48,140,000
Depreciation	2,286,000	2,285
Ending Balance		48,140,000
Carrying Amount Of Assets	38,527,000	40,813,000
Balance At The Beginning		5,042,000
Balance At The End	9,613,000	7,327,000
Leasehold improvements [Member]
Statement [Line Items]
Beginning Balance		3,923,000
Depreciation	553,000	553,000
Ending Balance		2,863,000
Carrying Amount Of Assets	507,000	1,060,000
Balance At The Beginning		2,310,000
Balance At The End	3,416,000	2,310,000
Office equipment & furniture [Member]
Statement [Line Items]
Beginning Balance		1,078,000
Depreciation	113,000	135,000
Ending Balance		1,078,000
Carrying Amount Of Assets	165,000	278,000
Balance At The Beginning		665,000
Balance At The End	913,000	800,000
Motor vehicles [member]
Statement [Line Items]
Beginning Balance		579,000
Depreciation	0	0
Ending Balance		579,000
Carrying Amount Of Assets	29,000	29,000
Balance At The Beginning		550,000
Balance At The End	¥ 550,000	¥ 550,000